Schedule of movements of common stock (Details)	6 Months Ended
Jun. 30, 2026 USD ($) shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ (6,962,613)
Shares issued under ELOCs	2,230,619
Shares issued upon conversion of Senior Convertible Notes	1,912,591
Shares issued upon exercise of warrants	902,084
Balance	(20,618,522)
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 137,820
Balance, shares | shares	55,318,354
Shares issued under ELOCs	$ 14,472
Shares issued under ELOCs, shares | shares	8,111,514
Shares issued upon conversion of Senior Convertible Notes	$ 8,857
Shares issued upon conversion of Senior Convertible Notes, shares | shares	3,371,499
Shares issued upon exercise of warrants	$ 4,248
Shares issued upon exercise of warrants, shares | shares	1,579,250
Balance	$ 165,397
Balance, shares | shares	68,380,617
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance	$ 183,489,676
Shares issued under ELOCs	2,216,147
Shares issued upon conversion of Senior Convertible Notes	1,903,734
Shares issued upon exercise of warrants	897,836
Balance	$ 188,507,393